Calvert
Investments that make a difference(r)

September 30, 2001
Annual Report
Calvert Cash Reserves Institutional Prime Fund

Table
of
Contents

Shareholder
Letter
2

Report of Independent Public Accountants
3

Statement
of Net Assets
4

Statement
of Operations
7

Statements
of Changes in
Net Assets
8

Notes to
Financial Statements
9

Financial Highlights
11


Dear Shareholders:


For the 12 months ended September 30, 2001, the Fund shares returned 5.29%, outperforming the 5.19% return for the Lipper
Institutional Money Market Funds Average.

INVESTMENT CLIMATE
On October 2, 2001 the Federal Reserve cut the federal funds rate by 50 basis points to 2.50%, the lowest target rate since 1962. In addition, the Board of Governors approved a 50 basis point reduction in the discount rate to 2.00%. This was the second time the Fed cut rates since the September 11th attacks. The first of the cuts came on September 17, before trading on the NYSE resumed for the first time since the attacks. These cuts highlighted the Fed' s commitment to ensuring the financial markets had plenty of liquidity to function, to minimize damage to potential economic growth, and to continue to address the economic weakness present prior to the attacks. The Fed acknowledged that the actual federal funds rate would be below its target during these unusual circumstances. Since the cut on September 17th, the effective fed funds rate had been as low as .06%. This unprecedented amount of liquidity injected into the market caused short-term taxable rates on various securities to be near 1% for days after the attacks. Prior to September 11th, the Fed had cut rates seven times -- a cumulative change of 300 basis points -- since the beginning of the year in response to very weak employment, production, and business spending.

STRATEGY
During the year our goal was to maintain the Fund' s weighted average maturity near that of its peers. Due to the existing weak economic conditions and the Fed' s easing bias the weighted average maturity was around fifty-five days for all taxable money market portfolios. With the injection of liquidity into the market, we allowed the average maturity to shorten until the markets returned to normal trading levels. Then, we resumed our existing strategy.

OUTLOOK
The full economic effects of the attacks may take some time to digest. The initial set of data on confidence and spending was not as bad as feared, although caution must be taken as this data includes survey data prior to the attacks. The duration and depth of these weakened economic circumstances depends on whether consumers and businesses view the situation as a one-time event or a prolonged situation. A quick turnaround is the most optimistic forecast and assumes that the combination of easy monetary and fiscal policy will bolster the economy until consumption improves and business capital spending recovers from its deep slump.

But, the uncertainties created by these events and the effect on the economy are extremely tentative. Other scenarios must be taken into consideration. It is possible the economy may rebound temporarily before slipping into a recession. It is also possible that the economy won' t respond to the mixture of monetary and fiscal policy and fall into a prolonged slump. Many people underestimated the weakness of the U.S. economy prior to September 11. Therefore, we will continue to look for further easing in monetary policy.



Sincerely,




Thomas A. Dailey.......................Barbara J. Krumsiek
Portfolio Manager.......................President and CEO



October 26, 2001

Report of Independent Public Accountants


To the Board of Trustees of Calvert Cash Reserves and Shareholders of Calvert Cash Reserves Institutional Prime Fund:

We have audited the accompanying statement of net assets of Calvert
Cash Reserves Institutional Prime Fund, (the sole series of Calvert
Cash Reserves, hereafter referred to as the "Fund"), as of September
30, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund' s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods presented prior to September 30, 2000 for the Fund, were audited by other auditors, whose report dated
November 10, 1999, expressed an unqualified opinion thereon.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Calvert Cash Reserves Institutional Prime Fund as of September 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.



ARTHUR ANDERSEN LLP
Philadelphia, Pennsylvania
November 16, 2001


STATEMENT OF NET ASSETS
SEPTEMBER 30, 2001

Taxable Variable Rate Demand...............Principal
Notes - 53.8%....................................Amount..........Value
550 West 14th Place Revenue, 3.10%,
 ..2/1/29, LOC: Harris Trust..................$1,465,000.......$1,465,000
Alabama State IDA, 2.80%,
 ..12/1/19, LOC: Bank of America ...............40,000...........540,000
Alabama State Incentives Financing Authority,
 ..2.80%, 10/1/29, BPA: SouthTrust Bank,
 ..AMBAC Insured.............................2,150,000.........2,150,000
Alaska Housing Finance Corp.,
 ..3.10%, 12/1/32, MBIA Insured..........11,000,000 ........11,000,000
Alsip Motel LP, 2.90%, 5/1/24,
 ..LOC: FHLB..................................2,350,000 ..........2,350,000
American Buildings Co., Revenue
 ..Bonds, 2.80%, 8/1/20, LOC:
 ..Canadian Imperial Bank...................2,500,000...........2,500,000
American Healthcare Funding LLC,
 ..3.15%, 5/1/27, LOC: LaSalle Bank.4,800,000..........4,800,000
Bel Air LLC, 2.80%, 12/1/15, LOC:
 ..AmSouth Bank .............................3,575,000..........3,575,000
Berks County Pennsylvania IDA
 ..Revenue Notes, 3.25%, 6/1/15,
 ..LOC: First Union National Bank........1,880,000 .........1,880,000
Better Group LP, 2.80%, 2/1/12,
 ..LOC: Sky Bank, C/LOC:
 ..Mellon Bank..................................1,925,000..........1,925,000
Brumfield Properties Inc.,
 ..2.80%, 11/1/25, LOC: AmSouth Bank.............335,000............335,000
California Housing Finance
 ..Agency Home Ownership & Home
 ..Improvement Revenue, 3.05%, ..8/1/29..........945,000............945,000
California Statewide Communities
 ..Development Authority Special Tax
 ..Revenue: 3.25%, 7/1/27, LOC:
 ..Commerze Bank, AG, C/LOC:
 ..Heller Financial..............................325,000............325,000
 ..3.10%, 3/15/34, LOC:
 ..Fannie Mae..................................3,150,000..........3,150,000
Columbus Georgia Development Authority:
	3.20%, 12/1/19, LOC: Bank of Nova Scotia		11,000,000 	11,000,000
	2.80%, 4/1/20, LOC:  Columbus Bank & Trust	4,500,000
	4,500,000
Cotswold Village Associates LLC, 2.80%, 6/1/31, LOC:
Columbus Bank & Trust					3,000,000
	3,000,000
Coughlin Family Properties of Circleville LLC, 3.00%,
3/1/20, LOC: Fifth Third Bank				1,465,000
	1,465,000
Four Fishers LLC, 2.76%, 4/1/24, C/LOC: LaSalle Bank	6,375,000
	6,375,000
Healthtrack Sports & Wellness, 3.00%, 2/15/27, LOC:
American National Bank & Trust 				900,000
	900,000
Holland Board of Public Works Home Building Co.,
3.25%, 11/1/22, LOC: Wells Fargo Bank, NA		3,310,000
	3,310,000
Illinois State Housing Development Authority, 3.05%,
12/1/21, BPA: Lehman Brothers				3,150,000
	3,150,000
Indiana State Development Finance Authority,
3.75%, 9/1/16, LOC: Bank One, NA				10,500,000
	10,500,000
Kit Carson County, Colorado Agriculture Development,
3.15%, 6/1/27,
	LOC: Wells Fargo Bank, NA				1,815,000
	1,815,000
Maine Finance Authority Revenue, 3.00%, 6/1/08,
AMBAC Insured, BPA: Fleet National Bank			1,000,000
	1,000,000
Maples Industries Inc., 2.80%, 4/1/15,
LOC: Regions Bank						5,600,000
	5,600,000
Maryland Health & Higher Educational Facilities
Authority Revenue, 2.90%, 1/1/28,
	LOC: First Union National Bank			1,980,000
	1,980,000
Meyer Cookware Industries, 3.15%, 5/1/27,
LOC: BNP Paribas						3,955,000
	3,955,000
Milwaukee Wisconsin Redevelopment Authority,
3.10%, 8/1/20, LOC: Marshall & Ilsley Bank		2,090,000
	2,090,000
Mississippi Business Financial Corp., 3.10%,
6/1/20, LOC: Bank of America				5,200,000
	5,200,000
Montgomery County Cancer Center LLC, 2.80%,
10/1/12, LOC: SouthTrust Bank, Alabama			3,510,000
	3,510,000
Montgomery County Kentucky IDA Revenue,
2.80%, 8/1/06,
	 LOC: Fleet National Bank				1,276,000
	1,276,000
Montgomery County New York IDA Revenue,
3.10%, 5/1/25, LOC: FHLB					1,500,000
	1,500,000
Montgomery County Pennsylvania IDA Revenue,
2.95%, 12/1/16, LOC: Wilmington Trust Co. 		2,205,000
	2,205,000
National Roofing Contractors Association., 3.05%,
10/1/24,
	LOC: American National Bank & Trust		4,000,000
	4,000,000
New Hampshire Business Finance Authority, 3.90%,
11/1/17, GA: State of New Hampshire			5,000,000
	5,000,000
New York State Housing Finance Agency Revenue
Bonds, 3.07%, 11/1/33, LOC: Key Bank			5,520,000
	5,520,000
Post Properties, Inc., 2.74%, 7/1/20, LOC:
SouthTrust Bank, Alabama					2,800,000
	2,800,000
Racetrac Capital LLC, 2.80%, 9/1/20,
LOC: Regions Bank						4,300,000
	4,300,000
Riderwood Village, Inc., 2.80%, 7/1/31,
LOC: Allfirst Bank						10,000,000
	10,000,000
Rocketship Properties III LLC, 2.839%, 6/1/21,
LOC: National Bank of South Carolina			4,775,000
	4,775,000
Roosevelt Paper Co., 3.20%, 6/1/12,
LOC: First Union National Bank				5,600,000
	5,600,000
Rural Electric Coop Grantor Trust Certificates, 3.05%,
12/18/17, TOA: Morgan Guaranty Trust			2,890,000
	2,890,000
Sault Sainte Marie Tribe Building Revenue, 4.41125%,
6/1/03, LOC: National City Bank				2,080,000
	2,080,000

Principal
Taxable Variable Rate Demand Notes - Cont'd		Amount
	Value
Scott Street Land Co.:
	3.60%, 12/1/21, LOC: Fifth Third Bank		$1,000,000
	$1,000,000
	3.00%, 1/3/22, LOC: Fifth Third Bank		4,000,000
	4,000,000
Sea Island Co., 2.739%, 2/1/21, LOC: Columbus
Bank & Trust							3,500,000
	3,500,000
Shawnee, Kansas Private Activity Revenue, 3.75%,
12/1/12, LOC: Chase Manhattan				6,085,000
	6,085,000
South Central Communications Corp., 2.80%, 6/1/13,
LOC: Fifth Third Bank					4,615,000
	4,615,000
Southeast Alabama Gas Distribution Revenue, 2.80%,
6/1/25, AMBAC Insured,
	BPA: AmSouth Bank					6,920,000
	6,920,000
Spencer Co'  s., Inc, 2.714%, 2/1/21,
LOC: First Community Bank					2,250,000
	2,250,000
St. Francis Place LP Revenue, 3.20% 12/1/08,
LOC: Credit Suisse First Boston				10,000,000
	10,000,000
St. Paul Minnesota Housing & Redevelopment
Authority, 3.15%, 6/1/15, LOC: Dexia Credit Local		1,560,000
	1,560,000
St. Paul Minnesota Port Authority Revenue Bonds,
2.95%, 3/1/21, LOC: Dexia Credit Local			2,900,000
	2,900,000
W.L. Petrey Wholesale, Inc., Industrial Development,
2.80%, 3/1/11,
	LOC: SouthTrust Bank, Alabama			1,600,000
	1,600,000
Washington State Economic Development Financial
Authority, 2.80%, 12/1/21,
	LOC: Bank of New York				5,000,000
	5,000,000
Washington State Housing Finance Commission Revenue:
	3.10%, 2/1/28, LOC: US Bank, NA			2,785,000
	2,785,000
	3.25%, 1/1/30, LOC: Wells Fargo Bank, NA		4,978,000
	4,978,000
Wenatchee Valley Clinic, 3.15%, 11/23/24,
LOC: US Bank, NA						4,055,000
	4,055,000
Yuengling Beer, Inc., 3.70%, 11/1/19,
LOC: PNC Bank, NA						5,000,000
	5,000,000

Total Taxable Variable Rate Demand Notes
(Cost $224,484,000)		   		224,484,000

Commercial Paper - 6.2%
Duke University:
	3.50%, 10/05/01					5,000,000
	4,998,055
	3.50%, 12/10/01					3,000,000
	2,977,717
General Electric Capital Corp., 4.27%, 12/28/01		3,000,000
	2,968,687
Halifax plc (HBOS), 4.38%, 10/3/01				3,000,000
	2,999,270
Landesbank Schleswig-Holsten, 4.33%, 10/9/01		3,000,000
	2,997,113
Prudential plc, 3.85%, 10/9/01				3,000,000
	2,997,433
Rabobank N.V., 4.38%, 10/4/01				3,000,000
	2,998,905
United Parcel Service, 4.94%, 10/15/01			3,000,000
	2,994,237

	Total Commercial Paper (Cost $25,931,417)		25,931,417

Certificates of Deposit - 1.5%
Comerica Bank, 5.40%, 1/22/02				3,000,000
	3,000,536
Lloyds Bank plc, 5.27%, 1/7/02				3,000,000
	3,000,000

	Total Certificates of Deposit (Cost $6,000,536)	6,000,536



Principal
U.S. Government Agencies and Instrumentalities - 36.7% 	Amount
	Value
Fannie Mae, 6.75%, 8/15/02					$15,000,000 	$15,402,365
Fannie Mae Discount Notes:
	3.75%, 11/29/01					10,000,000
	9,938,542
	3.55%, 12/14/01					10,000,000
	9,927,028
	3.84%, 4/19/02					5,000,000
	4,893,333
Federal Farm Credit Bank, 4.35%, 4/2/02			5,000,000
	4,998,747
Federal Farm Credit Bank Discount Notes, 3.29%,
2/28/02							5,000,000
	4,931,458
Federal Home Loan Bank, 3.75%, 8/21/02			10,000,000
	10,000,000
Federal Home Loan Bank Discount Notes:
	3.00%, 10/1/01					53,400,000
	53,400,000
	3.12%, 11/9/01					5,000,000 	4,983,100
	4.26%, 11/15/01					5,000,000 	4,973,375
	3.36%, 8/12/02					5,000,000 	4,852,570
Freddie Mac Discount Notes:
	3.36%, 10/9/01					5,000,000 	4,996,267
	4.23%, 10/11/01					5,000,000 	4,994,125
Sallie Mae, 4.04%, 4/15/02					5,000,000 	4,890,022
Sallie Mae Discount Notes, 3.65%, 8/27/02			10,000,000 	10,000,000

	Total U.S. Government Agencies and
Instrumentalities (Cost $153,180,932)			 	153,180,932


Repurchase Agreements - 0.3%
State Street Bank, 3.10%, dated 9/28/01, due 10/1/01
	(Repurchase proceeds $1,400,362)
	(Collateral: $1,439,789, FHLB, 7.625%,
5/14/10)						1,400,000 	1,400,000

	Total Repurchase Agreements (Cost $1,400,000)			1,400,000

	TOTAL INVESTMENTS (Cost $410,996,885) - 98.5%		410,996,885
			Other assets and liabilities, net - 1.5%		6,361,739
			Net Assets - 100%					$417,358,624


Net Assets Consist of:
Paid-in capital applicable to 417,415,782 shares of beneficial interest,
	unlimited number of no par shares authorized			$417,417,597
Undistributed net investment income 					6,179
Accumulated net realized gain (loss) on investments 			(65,152)

			Net Assets 						$417,358,624

			Net Asset Value Per Share				$1.00

Explanation of Guarantees:
BPA: Bond-Purchase Agreement
LOC: Letter of Credit
C/LOC: Confirming Letter of Credit
GA:  Guarantee Agreement
TOA: Tender Option Agreement

See notes to financial statements.


Abbreviations:
FHLB: Federal Home Loan Bank
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
LP: Limited Partnership
MBIA: Municipal Bond Insurance Association


Statement of Operations
Year Ended September 30, 2001

Net Investment Income
Investment Income:
	Interest income							$28,724,067

Expenses:
	Investment advisory fee						1,348,239
	Transfer agency fees and expenses					14,644
	Trustees'   fees and expenses						47,179
	Administrative fees							269,648
	Custodian fees								48,727
	Accounting fees							59,486
	Registration fees							19,244
	Reports to shareholders						27,621
	Professional fees							17,235
	Miscellaneous								44,324
		Total expenses							1,896,347
			Reimbursement from Advisor				(477,066)
			Fees paid indirectly					(71,042)
			Net expenses						1,348,239
				Net Investment Income			27,375,828

Realized Gain (Loss) on Investments
Net realized gain (loss) on:
	Investments								(837,685)
	Net increase from payments by affiliates				840,000
										2,315
				Increase (Decrease) in Net Assets
				Resulting From Operations			$27,378,143


See notes to financial statements.

Statements of Changes in Net Assets

			Year Ended	Year Ended
			September 30,	September 30,
Increase (Decrease) in Net Assets				2001		2000
Operations:
	Net investment income				$27,375,828	$34,908,339
	Net realized gain (loss) on investments		2,315		(67,467)

	Increase (Decrease) in Net Assets
	Resulting From Operations				27,378,143	34,840,872

Distributions to shareholders from:
	Net investment income				(27,376,286)	(34,911,519)
		Total distributions				(27,376,286)	(34,911,519)

Capital share transactions in dollars and shares:
	Shares sold					    6,454,470,619       5,695,654,168
	Reinvestment of distributions				18,365,330	26,545,886
	Shares redeemed				   (6,490,546,374)     (5,881,886,613)
		Total capital share transactions		(17,710,425)	(159,686,559)

Total Increase (Decrease) in Net Assets			(17,708,568)	(159,757,206)

Net Assets
Beginning of year						435,067,192	594,824,398
End of year (including undistributed net investment
	income  of $6,179 and $6,637 respectively.)		$417,358,624	$435,067,192


See notes to financial statements.

Notes to Financial Statements

Note A - Significant Accounting Policies
General: Calvert Institutional Prime Fund (the "Fund"), the sole series of Calvert Cash Reserves, is registered under the Investment Company
Act of 1940 as a diversified, open-end management investment company. The Fund offers shares of beneficial interest to the public with no sales charge.
Security Valuation: Securities are valued at amortized cost which is intended to approximate market.
Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.
Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Interest income, accretion of discount and amortization of premium are recorded on an accrual basis.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are accrued daily and paid monthly. Distributions from net realized capital gains, if any, are paid annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund' s capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian' s and transfer agent' s fees may be paid indirectly by credits earned on the Fund' s cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Money Market Insurance: The Fund has obtained private insurance that partially protects it against default of principal or interest payments on the instruments it holds. U.S. government securities held by the Fund are excluded from this coverage. Coverage under the policy is subject to certain conditions and may not be renewable upon expiration. While the policy is intended to provide some protection against credit risk and to help the fund maintain a constant price per share of $1.00, there is no guarantee that the insurance will do so.
Other: In November 2000, the American Institute of Certified Public Accountants ("AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The
Guide is effective for financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund has determined that the adoption of the Guide has no significant effect on the Fund' s financial statements.
Note B - Related Party Transactions
Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by Ameritas Acacia Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated Trustees of the Fund. For its services, the Advisor receives a monthly fee based on an annual rate of .25% of average daily net assets. Under the terms of the agreement, $99,556 was payable at year end.
The Advisor voluntarily reimbursed the Fund for expenses of $477,066 for the year ended September 30, 2001.
Calvert Administrative Services Company, Inc., an affiliate of the
Advisor, provides administrative services to the Fund for an annual fee, payable monthly, of .05% of the average daily net assets of the Fund. Under the terms of the agreement, $19,779 was payable at year end.
Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Fund.
Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the
Advisor, is the shareholder servicing agent for the Fund. For its services, CSSI received a fee of $6,657 for the year ended September
30, 2001. Under the terms of the agreement, $588 was payable at year end. National Financial Data Services, Inc., is the transfer and dividend disbursing agent.
Each Trustee of the Fund who is not affiliated with the Advisor receives an annual fee of $20,500 plus up to $1,500 for each Board and Committee meeting attended. Trustee' s fees are allocated to each of the funds served.
On December 29, 2000, Ameritas Acacia purchased for par
$21,000,000 of the 7.06% Pacific Gas and Electric Company Senior
Floating Rate Notes maturing 10/31/01, from the Institutional Prime
Fund. The fair market value for the above referenced notes was determined to be 96 on purchase date as determined by the pricing commitee of the Board of Trustees. As a result of this transaction, $840,000 was deemed a "payment by affiliate", to reimburse the effect of the loss, which was received by the Fund on 1/2/01.
Note C - Investment Activity
The cost of investments owned at September 30, 2001 was substantially the same for federal income tax and financial reporting purposes.
As a cash management practice, the Fund may sell or purchase short-term variable rate demand notes from other Portfolios managed by the Advisor. The Board has determined that all transactions are executed at independently derived prices.
Net realized capital loss carryforward for federal income tax purposes of $65,152 at September 30, 2001 may be utilized to offset future capital gains until expiration in September 2008-2009.
Note D - Line of Credit
A financing agreement is in place with all Calvert Group Funds
(except for the Calvert Social Investment Fund Enhanced Equity
Portfolio and the CVS Ameritas Index 500 Portfolio) and State Street
Bank and Trust Company ("the Bank"). Under the agreement, the
Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only. Borrowings under this facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. For the year ended September 30, 2001, borrowings by the Fund under the Agreement were as follows:

				WEIGHTED					MONTH OF
	AVERAGE		AVERAGE		MAXIMUM		MAXIMUM
	DAILY		INTEREST		AMOUNT		AMOUNT
	BALANCE 		RATE 			BORROWED 		BORROWED
	$226,025		5.91%			$5,408,028		March 2001


Financial Highlights
								      Years Ended
							September 30,		September 30,
		   						2001			2000
Net asset value, beginning				$1.00			$1.00
Income from investment operations
	Net investment income			.052			.060
Distributions from
	Net investment income			(.052)			(.060)
Net asset value, ending				$1.00			$1.00

Total return						5.29%*		6.22%
Ratios to average net assets:
	Net investment income			5.08%			6.01%
	Total expenses					.35%			.35%
	Expenses before offsets			.26%			.27%
	Net expenses					.25%			.25%
Net assets, ending (in thousands)			$417,359		$435,067



								Years Ended
					September 30,	      September 30,	September 30,
					     1999		1998		      1997
Net asset value, beginning			$1.00		$1.00		$1.00
Income from investment operations
	Net investment income		.051		.056		.055
Distributions from
	Net investment income		(.051)		(.056)		(.055)
Net asset value, ending			$1.00		$1.00		$1.00

Total return					5.18%		5.74%		5.55%
Ratios to average net assets:
	Net investment income		5.05%		5.59%		5.55%
	Total expenses				.36%		.35%		.38%
	Expenses before offsets		.22%		.14%		.07%
	Net expenses				.21%		.13%		.06%
Net assets, ending (in thousands)		$594,824	$436,685	$375,351

* Total return would have been 5.13% without the payment by affiliate, see Note B of Notes to Financial Statements.

Calvert
Cash
Reserves
Institutional
Prime
Fund

Principal Underwriter
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

Calvert
Information

To Open an Account
800-317-2274
Yields and Prices
Calvert Information Network
(24 hours, 7 days a week)
800-368-2745
Service for Existing Account
Shareholders: 800-317-2274
Brokers: 800-368-2746
TDD for Hearing Impaired
800-541-1524
Branch Office
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814
Registered, Certified
or Overnight Mail
Calvert Group
c/o NFDS
330 West 9th Street
Kansas City, MO 64105
Web Site
http://www.calvert.com

This report is intended to provide fund
information to shareholders.
It is not authorized
for distribution to prospective investors unless preceded or accompanied by a prospectus.